Organization and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Aug. 10, 2023	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Incorporation date					Mar. 28, 2019		Mar. 28, 2019
Net Income (Loss) Attributable to Parent	$ (3,361,233)	$ (1,899,122)	$ (2,468,811)	$ (2,348,771)	$ (5,260,355)	$ (4,817,582)	$ (10,471,889)	$ (17,505,765)
Net Cash Provided by (Used in) Operating Activities					(2,095,470)	(3,898,772)	(6,643,397)	(11,599,581)
Retained Earnings (Accumulated Deficit)	(50,577,405)				(50,577,405)		(45,317,050)	(34,845,161)
Equity, Attributable to Parent	(4,833,450)	(3,312,101)	1,799,365	3,659,799	(4,833,450)	1,799,365	(1,906,206)	5,785,447			$ 21,868,446
Working capital deficit	(7,548,867)				(7,548,867)		(5,210,669)
Cash on hand	306,811				306,811		226,985
Net Loss	3,361,233	1,899,122	2,468,811	2,348,771	5,260,355	4,817,582	10,471,889	17,505,765
Net cash used in operating					2,095,470	3,898,772	6,643,397	11,599,581
Accumulated Deficit	50,577,405				50,577,405		45,317,050	34,845,161
Equity, Attributable to Parent	4,833,450	3,312,101	(1,799,365)	(3,659,799)	4,833,450	(1,799,365)	1,906,206	(5,785,447)			(21,868,446)
Working capital deficit	7,548,867				7,548,867		5,210,669
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Net Income (Loss) Attributable to Parent	(1,104,919)		(900)		(1,520,795)	(138,398)	(596,039)	(13,715)
Net Cash Provided by (Used in) Operating Activities					1,016,079	(129,685)	(677,026)	(10,907)
Retained Earnings (Accumulated Deficit)	(2,084,814)				(2,084,814)		(564,019)	32,020
Equity, Attributable to Parent	(1,245,200)	(711,219)	(100,848)	34,182	(1,245,200)	(100,848)	(486,398)	35,082			47,065
Working capital deficit	(6,591,012)				(6,591,012)
Cash on hand	27,256				27,256
Net Loss	1,104,919		900		1,520,795	138,398	596,039	13,715
Net cash used in operating					(1,016,079)	129,685	677,026	10,907
Accumulated Deficit	2,084,814				2,084,814		564,019	(32,020)
Equity, Attributable to Parent	1,245,200	$ 711,219	$ 100,848	$ (34,182)	1,245,200	$ 100,848	$ 486,398	$ (35,082)			$ (47,065)
Working capital deficit	$ 6,591,012				6,591,012
Business Acquisition, Percentage of Voting Interests Acquired									100.00%	100.00%
Net Cash Provided by (Used in) Operating Activities, Continuing Operations					$ 1,026,079